Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement
Debt investment				$ 49,008
Other long-term investments	$ 5,970	$ 12,114
Available-for-sale debt investment
Fair value measurement
Other long-term investments	3,000
Equity investments
Fair value measurement
Other long-term investments	2,970	12,114
Level 3
Fair value measurement
Debt investment	3,000	2,550
Other long-term investments	2,970	12,114	$ 8,651
Fair value recurring
Fair value measurement
Short-term investments	1,737	1,574
Debt investment	1,609	2,550
Other long-term investments		12,114
Contingent consideration payable		(4,507)
Financial asset measured using Level 3 input	9,316	11,731
Fair value recurring | Available-for-sale debt investment
Fair value measurement
Other long-term investments	3,000
Fair value recurring | Equity investments
Fair value measurement
Other long-term investments	2,970
Fair value recurring | Level 1
Fair value measurement
Debt investment	1,609
Financial asset measured using Level 3 input	1,609
Fair value recurring | Level 2
Fair value measurement
Short-term investments	1,737	1,574
Financial asset measured using Level 3 input	1,737	1,574
Fair value recurring | Level 3
Fair value measurement
Debt investment		2,550
Other long-term investments		12,114
Contingent consideration payable		(4,507)
Financial asset measured using Level 3 input	5,970	$ 10,157
Fair value recurring | Level 3 | Available-for-sale debt investment
Fair value measurement
Other long-term investments	3,000
Fair value recurring | Level 3 | Equity investments
Fair value measurement
Other long-term investments	$ 2,970